Consolidated Statements Of Changes In Equity - HKD ($)	Total	Share capital	Capital reserve	Treasury Shares	Exchange reserve	Retained profits	Equity attributable to ordinary shareholders of the Company	Equity attributable to holders of perpetual securities	Non-controlling interests
Beginning balance at Dec. 31, 2019	$ 6,828,494,944	$ 192,702	$ 4,551,187,228	$ 0	$ 0	$ 2,277,115,014	$ 6,828,494,944	$ 0	$ 0
Profit for the year	1,138,960,984					1,059,973,270	1,059,973,270	78,987,714	0
Exchange differences on translation of foreign operations	1,022,840				1,022,840		1,022,840
Other comprehensive income for the year	1,022,840
Total comprehensive income for the year	1,139,983,824				1,022,840	1,059,973,270	1,060,996,110	78,987,714
Issuance of perpetual securities (Note 27)	1,818,450,452							1,818,450,452
Distribution to holders of perpetual securities (Note 27)	(62,753,625)							(62,753,625)
Ending balance at Dec. 31, 2020	9,724,175,595	192,702	4,551,187,228	0	1,022,840	3,337,088,284	7,889,491,054	1,834,684,541	0
Profit for the year	1,221,881,518					1,096,452,084	1,096,452,084	125,742,843	(313,409)
Exchange differences on translation of foreign operations	738,972				444,151		444,151		294,821
Other comprehensive income for the year	738,972
Redemption of perpetual securities (Note 27)	(49,154,565)					15,949,627	15,949,627	(65,104,192)
Capital injection by non-controlling interest	15,511,408		(3,500)				(3,500)		15,514,908
Total comprehensive income for the year	1,222,620,490				444,151	1,096,452,084	1,096,896,235	125,742,843	(18,588)
Distribution to holders of perpetual securities (Note 27)	(124,279,754)							(124,279,754)
Repurchase of shares from immediate holding company (Note 26)	(5,000,000,000)			(5,000,000,000)			(5,000,000,000)
Ending balance at Dec. 31, 2021	5,788,873,174	192,702	4,551,183,728	(5,000,000,000)	1,466,991	4,449,489,995	4,002,333,416	1,771,043,438	15,496,320
Profit for the year	1,256,714,035					1,110,007,521	1,110,007,521	122,971,145	23,735,369
Other comprehensive income for the year	1,792,191				3,274,931		3,274,931		(1,482,740)
Total comprehensive income for the year	1,258,506,226				3,274,931	1,110,007,521	1,113,282,452	122,971,145	22,252,629
Conversion of convertible bond (Note 25)	112,806,493	1,447	112,805,046				112,806,493
Distribution to holders of perpetual securities (Note 27)	(123,620,489)							(123,620,489)
Acquisition of AMTD Digital under common control (Note 34)	(5,939,197,576)		(6,049,339,914)				(6,049,339,914)		110,142,338
Issuance of shares (Note 27)	391,857,922	9,156	391,848,766				391,857,922
Issuance of shares for acquisition of AMTD Digital (Note 34)	7,756,228,581	92,555	7,756,136,026				7,756,228,581		0
Issuance of shares by AMTD Digital upon listing	1,085,052,667		662,788,466				662,788,466		422,264,201
Disposal of subsidiaries	(13,878,853)								(13,878,853)
Repurchase of shares by a subsidiary			309,034,316				309,034,316		(309,034,316)
Repurchase of shares from immediate holding company (Note 26)	(2,500,000,000)			(2,500,000,000)			(2,500,000,000)		0
Ending balance at Dec. 31, 2022	$ 7,816,628,145	$ 295,860	$ 7,734,456,434	$ (7,500,000,000)	$ 4,741,922	$ 5,559,497,516	$ 5,798,991,732	$ 1,770,394,094	$ 247,242,319